FINANCIAL DATA OF THE COMMINGLED TRUST - Schedule of Master Trust Net Assets Available for Benefit (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Net Assets Available for Benefits	$ 2,584,403	$ 2,481,493
Commingled Trust
Investments at Fair Value:
Total Investments at Fair Value	3,358,656	3,134,815
Investments at Contract Value:
Total Investments at Contract Value	411,008	475,251
Total Investments	3,769,664	3,610,066
Receivables:
Accrued Interest and Dividends	37	52
Total Receivables	37	52
Total Assets	3,769,701	3,610,118
Liabilities:
Pending Trades	0	(12)
Administrative Expenses Payable	(743)	(969)
Total Liabilities	(743)	(981)
Net Assets Available for Benefits	3,768,958	3,609,137
Commingled Trust | NT Collective S&P 500 Index Fund
Investments at Fair Value:
Total Investments at Fair Value	724,829	709,312
Commingled Trust | JP Morgan ACWI Ex US Fund
Investments at Fair Value:
Total Investments at Fair Value	194,637	176,480
Commingled Trust | NT Collective Russell 1000 Growth Index Fund
Investments at Fair Value:
Total Investments at Fair Value	286,910	270,329
Commingled Trust | Vanguard Fiduciary Trust Target Retirement Income Fund
Investments at Fair Value:
Total Investments at Fair Value	55,187	53,960
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2025 Fund
Investments at Fair Value:
Total Investments at Fair Value	288,590	300,910
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2035 Fund
Investments at Fair Value:
Total Investments at Fair Value	563,427	521,599
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2045 Fund
Investments at Fair Value:
Total Investments at Fair Value	464,686	399,470
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2055 Fund
Investments at Fair Value:
Total Investments at Fair Value	208,728	172,351
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2065 Fund
Investments at Fair Value:
Total Investments at Fair Value	68,107	47,348
Commingled Trust | Capital Group Employee Benefit Investment Trust
Investments at Fair Value:
Total Investments at Fair Value	203,084	192,297
Commingled Trust | Short-Term Investments
Investments at Fair Value:
Total Investments at Fair Value	7,528	14,124
Commingled Trust | JP Morgan Large Cap Value Fund
Investments at Fair Value:
Total Investments at Fair Value	101,730	84,035
Commingled Trust | Blackrock Funds Advantage Small Cap Core Fund
Investments at Fair Value:
Total Investments at Fair Value	93,550	94,802
Commingled Trust | Charles Schwab Self Directed Account - Mutual Funds
Investments at Fair Value:
Total Investments at Fair Value	66,324	62,548
Commingled Trust | Common Stock of The Goodyear Tire & Rubber Company
Investments at Fair Value:
Total Investments at Fair Value	31,339	35,250
Plan's Interest in Commingled Trust
Investments at Fair Value:
Total Investments at Fair Value	2,276,064	2,132,857
Investments at Contract Value:
Total Investments at Contract Value	261,810	300,106
Total Investments	2,537,874	2,432,963
Receivables:
Accrued Interest and Dividends	25	33
Total Receivables	25	33
Total Assets	2,537,899	2,432,996
Liabilities:
Pending Trades	0	(8)
Administrative Expenses Payable	(502)	(650)
Total Liabilities	(502)	(658)
Net Assets Available for Benefits	2,537,397	2,432,338
Plan's Interest in Commingled Trust | NT Collective S&P 500 Index Fund
Investments at Fair Value:
Total Investments at Fair Value	494,619	489,759
Plan's Interest in Commingled Trust | JP Morgan ACWI Ex US Fund
Investments at Fair Value:
Total Investments at Fair Value	133,060	120,087
Plan's Interest in Commingled Trust | NT Collective Russell 1000 Growth Index Fund
Investments at Fair Value:
Total Investments at Fair Value	203,915	193,921
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement Income Fund
Investments at Fair Value:
Total Investments at Fair Value	40,378	38,478
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2025 Fund
Investments at Fair Value:
Total Investments at Fair Value	194,355	195,144
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2035 Fund
Investments at Fair Value:
Total Investments at Fair Value	354,643	331,931
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2045 Fund
Investments at Fair Value:
Total Investments at Fair Value	316,674	274,710
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2055 Fund
Investments at Fair Value:
Total Investments at Fair Value	146,195	120,790
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2065 Fund
Investments at Fair Value:
Total Investments at Fair Value	41,195	27,952
Plan's Interest in Commingled Trust | Capital Group Employee Benefit Investment Trust
Investments at Fair Value:
Total Investments at Fair Value	130,786	125,186
Plan's Interest in Commingled Trust | Short-Term Investments
Investments at Fair Value:
Total Investments at Fair Value	4,840	8,944
Plan's Interest in Commingled Trust | JP Morgan Large Cap Value Fund
Investments at Fair Value:
Total Investments at Fair Value	74,160	64,060
Plan's Interest in Commingled Trust | Blackrock Funds Advantage Small Cap Core Fund
Investments at Fair Value:
Total Investments at Fair Value	72,792	74,890
Plan's Interest in Commingled Trust | Charles Schwab Self Directed Account - Mutual Funds
Investments at Fair Value:
Total Investments at Fair Value	47,564	43,447
Plan's Interest in Commingled Trust | Common Stock of The Goodyear Tire & Rubber Company
Investments at Fair Value:
Total Investments at Fair Value	$ 20,888	$ 23,558